Share-based compensation - RSU (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2024 USD ($) EquityInstruments	Sep. 30, 2023 USD ($) EquityInstruments	Sep. 30, 2022 USD ($) EquityInstruments
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in number of awards) | EquityInstruments		156,746	107,709
Granted during the period (in number of awards) | EquityInstruments		180,106	124,096	110,591
Forfeited/lapsed during the period (in number of awards) | EquityInstruments		(41,062)	(12,376)	(2,882)
Vested during the period (in number of awards) | EquityInstruments		(69,863)	(62,683)
Outstanding at end of period (in number of awards) | EquityInstruments		225,927	156,746	107,709
Weighted Average grant date fair value per share, at beginning of period | $		$ 229.66	$ 439.42
Weighted Average grant date fair value per share, instruments granted during period | $		13.41	77.17	$ 438.07
Weighted Average grant date fair value per share, instruments forfeited/lapsed during period | $		312.79	126.33	380.87
Weighted Average grant date fair value per share, instruments vested during period | $		156.98	305.75
Weighted Average grant date fair value per share, at end of period | $		$ 66.70	$ 229.66	$ 439.42
Weighted Average remaining term to vest/distribute (yrs)		1 year 11 months 4 days	1 year 5 months 21 days	2 years 10 months 9 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Minimum | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Maximum | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years